Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
19.    Accrued Expenses and Other Liabilities
The components of accrued expenses and other liabilities were as follows.

December 31, ($ in millions)	2011	2010
Fair value of derivative contracts in payable position	$5,367	$3,860
Loan repurchase liabilities	2,387	2,500
Collateral received from counterparties	1,410	916
Accounts payable	1,178	1,267
Reserve for mortgage representation and warranty obligation	825	830
Employee compensation and benefits	649	591
Non-income tax payable	296	339
GM payable, net	228	202
Regulatory penalties imposed in foreclosure related matters	223	—
Current income tax payable	200	308
Deferred income tax liability	111	—
Securitization trustee payable	87	179
Deferred revenue	86	85
Reinsurance payable	79	91
Other liabilities	958	958
Total accrued expenses and other liabilities	$14,084	$12,126